Statement of Changes in Net Assets Available for Benefits - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 68,540,219
Interest and dividends	6,494,233
Total investment income	75,034,452
Interest income on notes receivable from participants	366,396
Participants	16,672,659
Employer	7,105,164
Catch-up	678,183
Rollover	910,204
Total contributions	25,366,210
Total additions	100,767,058
Deductions
Benefit payments	(64,432,333)
Total deductions	(64,432,333)
Net increase	36,334,725
Net assets available for benefits:
Beginning of year	465,773,745
End of year	$ 502,108,470